UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio    as of January 31, 2010  (Unaudited)

DWS Global Bond Fund

		Principal Amount ($) (a)	Value ($)
Bonds 101.4%
Argentina 1.4%
Republic of Argentina, 8.28%, 12/31/2033 (Cost $2,194,977)		3,426,035	2,338,269
Australia 0.9%
St. George Bank Ltd., 6.5%, 6/24/2013	EUR	450,000	698,469
Westpac Banking Corp., 4.875%, 11/19/2019		781,000	777,099

(Cost $1,478,119)			1,475,568
Austria 1.5%
Republic of Austria, 144A, 4.0%, 9/15/2016 (Cost $2,264,822)	EUR	1,740,000	2,551,372
Canada 3.9%
Cenovus Energy, Inc., 144A, 5.7%, 10/15/2019		198,000	209,330
Government of Canada:
4.25%, 6/1/2018	CAD	3,500,000	3,528,805
5.0%, 6/1/2014	CAD	1,990,000	2,067,553
Series WL43, 5.75%, 6/1/2029	CAD	590,000	682,038

(Cost $5,735,831)			6,487,726
Chile 0.8%
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019 (Cost $1,283,846)		1,150,000	1,392,476
El Salvador 0.0%
Republic of El Salvador, REG S, 8.25%, 4/10/2032 (Cost $21,032)		20,000	21,275
France 5.1%
Government of France:
3.5%, 4/25/2015	EUR	2,500,000	3,632,455
4.25%, 10/25/2023	EUR	3,480,000	5,020,671

(Cost $8,261,106)			8,653,126
Germany 5.3%
Federal Republic of Germany, Series 152, 3.5%, 4/12/2013	EUR	2,000,000	2,932,806
Kreditanstalt fuer Wiederaufbau, 0.75%, 3/22/2011	JPY	546,000,000	6,067,838

(Cost $7,917,911)			9,000,644
Greece 0.8%
Republic of Greece:
4.3%, 7/20/2017	EUR	715,000	862,155
4.5%, 9/20/2037	EUR	485,000	494,057

(Cost $1,706,591)			1,356,212
Hungary 0.2%
Republic of Hungary, 6.25%, 1/29/2020 (Cost $332,534)		333,000	334,002
Indonesia 1.3%
Republic of Indonesia:
REG S, 6.625%, 2/17/2037		1,380,000	1,346,372
REG S, 6.875%, 1/17/2018		700,000	759,500
REG S, 8.5%, 10/12/2035		130,000	153,725

(Cost $2,138,653)			2,259,597
Ireland 2.7%
Republic of Ireland, 5.9%, 10/18/2019 (Cost $4,472,149)	EUR	3,000,000	4,511,308
Italy 3.8%
Buoni Poliennali Del Tesoro:
4.0%, 4/15/2012	EUR	1,160,000	1,677,900
4.0%, 2/1/2017	EUR	1,100,000	1,576,135
5.25%, 8/1/2017	EUR	1,060,000	1,632,045
6.0%, 5/1/2031	EUR	450,000	723,596
6.5%, 11/1/2027	EUR	460,000	776,356

(Cost $6,182,985)			6,386,032
Japan 13.6%
Government of Japan:
Series 256, 1.4%, 12/20/2013	JPY	642,000,000	7,391,986
Series 297, 1.4%, 12/20/2018	JPY	1,030,000,000	11,673,090
Series 64, 1.9%, 9/20/2023	JPY	55,000,000	623,398
Series 73, 2.0%, 12/20/2024	JPY	83,000,000	941,497
Series 74, 2.1%, 12/20/2024	JPY	202,000,000	2,320,412

(Cost $19,887,293)			22,950,383
Kazakhstan 0.8%
KazMunaiGaz Finance Sub BV:
Series 1, REG S, 8.375%, 7/2/2013		170,000	184,875
144A, 11.75%, 1/23/2015		900,000	1,109,250

(Cost $1,223,324)			1,294,125
Lithuania 0.5%
Republic of Lithuania, REG S, 6.75%, 1/15/2015 (Cost $797,952)		800,000	818,400
Luxembourg 1.0%
European Investment Bank, 4.875%, 9/7/2016	GBP	750,000	1,280,177
Holcim US Finance Sarl & Cie SCS, 144A, 6.0%, 12/30/2019		430,000	452,641

(Cost $1,868,755)			1,732,818
Netherlands 5.1%
Government of Netherlands:
4.5%, 7/15/2017	EUR	3,570,000	5,413,351
5.0%, 7/15/2011	EUR	1,670,000	2,449,843
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		350,000	372,083
PACCAR Financial Europe BV, 5.125%, 5/19/2011	EUR	250,000	353,841

(Cost $8,499,033)			8,589,118
Norway 0.4%
DnB NOR Bank ASA, 4.75%, 3/28/2011 (Cost $507,548)	EUR	400,000	574,109
Panama 0.1%
Republic of Panama, 6.7%, 1/26/2036 (Cost $113,100)		120,000	123,900
Peru 1.1%
Republic of Peru:
6.55%, 3/14/2037		970,000	974,850
7.35%, 7/21/2025		770,000	860,475

(Cost $1,746,711)			1,835,325
Poland 2.1%
Republic of Poland:
Series 1019, 5.5%, 10/25/2019	PLN	10,000,000	3,275,624
6.375%, 7/15/2019		240,000	259,663

(Cost $3,631,198)			3,535,287
Portugal 0.4%
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	618,741
Qatar 0.3%
State of Qatar, 144A, 6.4%, 1/20/2040 (Cost $414,108)		415,000	411,887
South Africa 0.1%
Republic of South Africa, 6.875%, 5/27/2019 (Cost $205,000)		200,000	221,500
Spain 0.6%
Santander International Debt SA, 5.625%, 2/14/2012	EUR	450,000	667,361
Telefonica Emisiones SAU, 5.877%, 7/15/2019		370,000	397,390

(Cost $1,070,915)			1,064,751
Switzerland 0.1%
Credit Suisse, 5.4%, 1/14/2020 (Cost $209,488)		210,000	209,721
Sweden 0.5%
Government of Sweden, Series 1046, 5.5%, 10/8/2012 (Cost $1,002,429)	SEK	6,000,000	894,127
Ukraine 0.8%
Government of Ukraine:
REG S, 6.58%, 11/21/2016		1,000,000	830,100
REG S, 6.75%, 11/14/2017		590,000	489,759

(Cost $1,368,818)			1,319,859
United Kingdom 4.5%
Aviva PLC, 5.7%, 9/29/2049	EUR	450,000	567,771
Barclays Bank PLC:
Series 169, 4.25%, 10/27/2011	EUR	150,000	217,746
Series 1, 5.0%, 9/22/2016		290,000	298,111
5.2%, 7/10/2014		335,000	358,269
Lloyds TSB Bank PLC, Series 2, 3.75%, 11/17/2011	EUR	400,000	575,633
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		860,000	882,481
United Kingdom Treasury Bonds:
4.75%, 12/7/2038	GBP	1,000,000	1,693,292
5.0%, 3/7/2025	GBP	1,765,000	3,015,746

(Cost $7,928,425)			7,609,049
United States 40.3%
AES Corp., 8.0%, 10/15/2017		950,000	957,125
Allied Waste North America, Inc., 6.875%, 6/1/2017		1,350,000	1,458,000
American Express Co., 7.0%, 3/19/2018		1,099,000	1,233,582
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		600,000	711,669
BA Credit Card Trust, Series 03A5, 4.15%, 4/19/2010	EUR	900,000	1,254,724
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-2, 5.689% **, 4/10/2049		1,000,000	893,228
"A4", Series 2007-4, 5.744% **, 2/10/2051		950,000	882,064
Bank of America Corp., 5.75%, 12/1/2017		950,000	968,866
CBS Corp., 7.875%, 7/30/2030		1,300,000	1,425,814
CenturyTel, Inc.:
Series Q, 6.15%, 9/15/2019		250,000	259,929
Series P, 7.6%, 9/15/2039		263,000	275,515
Chesapeake Energy Corp., 7.5%, 6/15/2014		950,000	964,250
Cincinnati Bell, Inc., 8.375%, 1/15/2014		375,000	377,813
Citigroup, Inc.:
6.125%, 5/15/2018		1,000,000	1,004,386
8.125%, 7/15/2039		710,000	805,118
CVS Caremark Corp., 6.125%, 9/15/2039		800,000	791,838
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		1,410,000	1,798,860
Devon Energy Corp., 6.3%, 1/15/2019		800,000	896,342
DirecTV Holdings LLC, 144A, 5.875%, 10/1/2019		375,000	392,292
Discover Bank, 8.7%, 11/18/2019		1,190,000	1,299,650
DTE Energy Co., 7.625%, 5/15/2014		167,000	192,674
Express Scripts, Inc.:
6.25%, 6/15/2014		425,000	476,312
7.25%, 6/15/2019		130,000	151,548
Federal National Mortgage Association:
4.5%, with various maturities from 3/1/2023 until 4/1/2023		3,532,446	3,683,399
5.0%, with various maturities from 8/1/2035 until 3/1/2039 (b)		5,307,997	5,517,327
5.5%, 3/1/2039		8,454,887	8,980,015
6.0%, 11/1/2035 (b)		5,000,000	5,348,437
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		189,000	201,380
Ford Motor Credit Co., LLC, 7.8%, 6/1/2012		1,600,000	1,622,371
Frontier Communications Corp., 8.125%, 10/1/2018		1,000,000	1,007,500
General Electric Capital Corp.:
5.625%, 5/1/2018		974,000	995,945
6.0%, 8/7/2019		400,000	414,033
Government National Mortgage Association:
4.5%, 2/1/2039 (b)		7,000,000	7,092,422
7.0%, with various maturities from 1/15/2029 until 2/15/2029		98,228	108,860
Illinois, State General Obligation, 4.421%, 1/1/2015 (c)		300,000	307,605
JC Penney Corp., Inc., 7.95%, 4/1/2017		750,000	813,750
JPMorgan Chase & Co., 6.3%, 4/23/2019		1,430,000	1,581,207
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015		228,000	249,272
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% **, 7/15/2040		2,000,000	1,808,169
MBNA Credit Card Master Note Trust, "A", Series 2002-A2, 5.6%, 7/17/2014	EUR	600,000	874,127
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		850,000	855,312
Morgan Stanley, 7.3%, 5/13/2019		520,000	587,426
NRG Energy, Inc., 7.375%, 1/15/2017		875,000	869,531
Prudential Financial, Inc., 7.375%, 6/15/2019		130,000	149,677
Qwest Communications International, Inc., 144A, 8.0%, 10/1/2015		750,000	776,250
Simon Property Group LP, (REIT), 6.75%, 5/15/2014		250,000	277,941
SLM Student Loan Trust, "A5", Series 2002-7X, 0.984% **, 9/15/2021	EUR	504,694	665,469
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014		420,000	460,055
Time Warner Cable, Inc., 8.75%, 2/14/2019		500,000	618,499
Toll Brothers Finance Corp., 8.91%, 10/15/2017		400,000	460,099
US Treasury Bill, 0.19% *, 3/18/2010 (d)		798,000	797,963
Windstream Corp., 8.625%, 8/1/2016		875,000	897,969
Xerox Corp., 5.625%, 12/15/2019		270,000	279,193
Zimmer Holdings, Inc., 4.625%, 11/30/2019		225,000	226,129

(Cost $65,222,208)			67,998,931
Uruguay 0.9%
Republic of Uruguay, 6.875%, 9/28/2025 (Cost $1,526,184)		1,500,000	1,567,500
Venezuela 0.5%
Republic of Venezuela, REG S, 7.75%, 10/13/2019 (Cost $870,804)		1,250,000	837,500

Total Bonds (Cost $162,726,820)			170,974,638
Sovereign Loans 0.5%
Russia
Gazprom:
REG S, 6.51%, 3/7/2022		530,000	490,250
144A, 8.125%, 7/31/2014		265,000	287,856
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	107,000

Total Sovereign Loans (Cost $883,870)			885,106

		Shares	Value ($)
Cash Equivalents 4.4%
Central Cash Management Fund, 0.17% (e) (Cost $7,428,947)		7,428,947	7,428,947

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $171,039,637) †		106.3	179,288,691
Other Assets and Liabilities, Net		(6.3)	(10,555,492)

Net Assets		100.0	168,733,199

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of January 31, 2010.

†
The cost for federal income tax purposes was $171,644,502. At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $7,644,189. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,864,435 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,220,246.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	Taxable issue.
(d)	At January 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2010, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Australian Dollar Currency	USD	3/15/2010	20	1,763,000	(31,061)
Euro Currency	USD	3/15/2010	21	3,639,563	(50,202)
United Kingdom Long Gilt Bond	GBP	3/29/2010	12	2,218,592	13,789
Total net unrealized depreciation					(67,474)

At January 31, 2010, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	3/22/2010	185	21,858,906	(441,704)
Federal Republic of Germany Euro-Bund	EUR	3/8/2010	37	6,329,452	(6,741)
Japanese Yen Currency	USD	3/15/2010	25	3,461,875	(23,826)
Total unrealized depreciation					(472,271)

At January 31, 2010, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

CAD	2,500,000	USD	2,432,025	2/12/2010	93,973	Citigroup, Inc.
EUR	1,061,242	GBP	925,000	2/12/2010	39,711	Citigroup, Inc.
PLN	8,378,600	USD	2,980,966	2/12/2010	114,627	Citigroup, Inc.
GBP	3,000,000	EUR	3,335,094	2/12/2010	180,198	Royal Bank of Scotland PLC
Total unrealized appreciation					428,509

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,507,050	JPY	135,000,000	2/12/2010	(11,400)	Citigroup, Inc.
USD	2,445,525	GBP	1,500,000	2/12/2010	(47,977)	Citigroup, Inc.
PLN	16,840	EUR	3,987	2/12/2010	(453)	Citigroup, Inc.
USD	1,084,920	AUD	1,200,000	2/12/2010	(24,586)	Citigroup, Inc.
USD	10,123,704	EUR	6,800,000	2/12/2010	(695,782)	Citigroup, Inc.
USD	1,737,353	COP	3,400,000,000	2/12/2010	(25,628)	Citigroup, Inc.
USD	1,692,959	MXN	22,000,000	2/12/2010	(13,159)	Citigroup, Inc.
EUR	1,061,242	GBP	925,000	2/12/2010	(32,592)	Citigroup, Inc.
GBP	3,000,000	EUR	3,335,094	2/12/2010	(351,323)	Royal Bank of Scotland PLC
Total unrealized depreciation					(1,202,900)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
COP	Colombian Peso	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Bonds	$—	$170,176,675	$—	$170,176,675
Sovereign Loans	—	885,106	—	885,106
Short-Term Investments	7,428,947	797,963	—	8,226,910
Derivatives(g)	—	428,509	—	428,509
Total	$7,428,947	$172,288,253	$—	$179,717,200

Liabilities
Derivatives(g)	$(539,745)	$(1,202,900)	$—	$(1,742,645)
Total	$(539,745)	$(1,202,900)	$—	$(1,742,645)

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Bonds
Balance as of October 31, 2009	$ 2,125,274
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	39,498
Amortization premium/discount	—
Net purchase (sales)	—
Net transfers in (out) of Level 3	(2,164,772)
Balance as of January 31, 2010	$ —
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2010	$ —

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ (105,089)	$ (774,391)
Interest Rate Contracts	$ (434,656)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010